Share-based compensation (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Options, Outstanding	1,985,321	2,412,971	3,172,468
Granted pursuant to the 2008 Share Incentive Plan, Options outstanding			420,000
Foreited during the year	(880,895)	(388,022)	(408,359)
Exercised	(168,210)	(39,628)	(771,138)
Options, Outstanding	936,216	1,985,321	2,412,971
Granted pursuant to the 2008 Share Incentive Plan, Weighted average exercise price per share			$ 4.5914
Forfeited during the year, Weighted average exercise price per share	$ 4.2470	$ 3.2166	$ 3.9641
Exercised, Weighted average exercise price per share	$ 1.4720	$ 1.472	$ 2.0095
Outstanding, Weighted averaged remaining contractual life	1 year	2 years	3 years	0 years
Granted pursuant to the 2008 Share Incentive Plan, Aggregate intrinsic value			$ 39,000
Forfeited during the year, Aggregate intrinsic value	0	0	0
Exercised, Aggregate intrinsic value	$ 0	$ 26,452	$ 2,298,502
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Intrinstic Value			$ 0.09
Forfeited during the year, Weighted average intrinsic value per share	$ 0	$ 0	$ 0
Exercised, Weighted average intrinsic value per share	$ 0	$ 0.67	$ 2.98
Granted pursuant to the 2008 Share Incentive Plan, Weighted average grant date fair value			$ 2.22
Forfeited during the year, Weighted average grant date fair value	1.98	1.67	1.86
Exercised, Weighted average grant date fair value	3.64	3.46	2.80
Vested and expected to vest, Options outstanding	934,216	1,713,821
Excercisable options outstanding	932,216	1,566,321
Vested and expected to vest, Weighted average exercise price per share	$ 3.1231	$ 3.5156
Exercisable, Weighted average exercise price per share	$ 3.1231	$ 3.5185